Bonds Payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Bonds Payable
21.	BONDS PAYABLE

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Interest due annually with annual interest rate at 1.30% and fully redeemed in January 2021	$7,000,000	$—	$—
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	72,098
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	133,381
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	155,011
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	234,319
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	126,172
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	10,000,000	360,490
Repayable at maturity in August 2023 and interest due annually with annual interest rate at 0.72%	3,000,000	3,000,000	108,147
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	5,000,000	180,245
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	72,098
Unsecured overseas bonds
US$200,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2022 and interest due quarterly with annual interest rate at 2.15%	6,204,800	6,204,800	223,677
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	111,839
Unsecured overseas convertible bonds
RMB779,801 thousand, repayable at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively	—	3,385,381	122,040

	56,307,200	52,692,581	1,899,517
Less: discounts on bonds payable	53,646	425,244	15,330

	56,253,554	52,267,337	1,884,187
Less: current portion of bonds payable	6,999,951	9,902,710	356,983

	$49,253,603	$42,364,627	$1,527,204

a.
In December 2017, AMPI offered the fifth secured domestic convertible bonds in NT$250,000 thousand with nil coupon rate and a maturity of 3 years. Each holder of the bonds has the right to convert the bonds into ordinary shares of AMPI at the conversion price at any time from the 3 months after the offering date to the maturity date. The initial conversion price was NT$4.8 per share at offering date and the conversion price will be subject to adjustment in the event of the conversion provisions due to anti-dilution clause. As of September 30, 2020, the conversion prices was NT$4.8 per share. The bonds may be early redeemed at the option of AMPI, in whole or in part, at any time provided that (1) if the closing price of AMPI’s ordinary shares on the Taipei Exchange exceeds the conversion price by 30% or more for 30 consecutive business days in the period starting from 3 months after the offering to 40 days before the maturity or (2) the outstanding amount of the bonds falls below 10% of the originally offered in the period aforementioned. AMPI already redeemed these bonds in December 2020.

b.
In March 2021, the subsidiary, USISH, offered an unsecured overseas convertible bonds (the “USISH Bonds”) in RMB3,450,000 thousand with par value of RMB100. Within 5 trading days after maturity, USISH will redeem all the unconverted bonds at a price of 108% of the par value (including the interests of
 the last
installation
).

When the USISH Bonds were offered, the subsidiaries, USIE and ASE (Shanghai) Inc., totally subscribed for RMB2,670,199 thousand. Such USISH Bonds were deemed as a hybrid financial instrument under IFRS 9 and, therefore, USIE and ASE (Shanghai) Inc. classified them as financial assets mandatorily at FVTPL. Since the aforementioned contractual obligations assumed by USISH and the contractual rights entitled to USIE and ASE (Shanghai) Inc. were extinguished in economic substance, the assets and liabilities related to the USISH Bonds subscribed for by USIE and ASE (Shanghai) Inc. were all
eliminated upon the consolidation.
Each holder of the USISH Bonds has the right to convert the USISH Bonds into ordinary shares of USISH at the conversion price at any time from the first trading day after 9 months of the offering date to the maturity date (the “Conversion Period”). The initial conversion price was RMB20.25 per share at offering date and the conversion price will be subject to the adjustment in the event of the conversion provisions due to anti-dilution clause. As of December 31, 2021, the conversion price was RMB19.75. As of December 31, 2021, USISH Bonds with the cumulative par value of RMB26 thousand was converted into one thousand ordinary shares of USISH. Before the maturity of the Bonds, if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is lower than 80% of the current conversion price for at least 15 trading days out of any 30 consecutive trading days, the board of directors of USISH will have the right to propose a downward revision on conversion price and submit it to USISH’s shareholders’ meeting for approval.

During the Conversion Period, USISH’s board of directors has the right to redeem all or part of the unconverted bonds at the price of par value plus accrued interests in either of the following circumstances: (1) if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is not less 130% (including 130%) of the current conversion price for at least 20 trading days out of any 30 consecutive trading days, or (2) the unconverted USISH Bonds falls below RMB30,000 thousand.

In the last two interest accrual years before the maturity, the holders of USISH Bonds have the right to sell back all or part of USISH Bonds to USISH at the price of par value plus accrued interest in either of the following circumstances: (1) if the closing price of USISH’s ordinary shares in Shanghai Stock Exchange is lower than 70% of the current conversion price in any 30 consecutive trading days, or (2) if USISH is deemed to change the use of the funds pursuant to the relevant regulations of the China Securities Regulatory Commission or USISH is identified by the China Securities Regulatory Commission as changing the use of funds before the maturity. In addition, after 3 years from the offering date, holders of USISH Bonds have the right to sell back all or part of USISH Bonds to USISH at 102% of the par value (including the interests accrued for the 3rd year).

At the offering date, USISH Bonds consisted of debt host contract (recognized under the line item of bonds payable), conversion right (recognized under the line item of non-controlling
interests since it is an equity component of the bonds offered by the subsidiary), redemption option and put option (recognized under the line item of financial liabilities at FVTPL). In the consolidated financial statements, the effective interest rate of the debt host contract was 4.2989%, the amount of the con
versi
on
 right was NT$404,026 thousand (US$14,565 thousand), and the aggregate fair value of the redemption option and put option was NT$6,756 thousand (US$244 thousand) on initial recognition.